Quarterly Financial And Stock Market Information (Summary Of Quarterly Financial And Stock Market Information) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule Of Quarterly Financial Data [Line Items]
Sales and other operating revenue (including consumer excise taxes)	$ 12,291	[1]	$ 11,744	[1]	$ 11,294	[1]	$ 9,978	[1]	$ 9,601	[1]	$ 8,730	[1]	$ 8,946	[1]	$ 7,590	[1]	$ 45,307		$ 34,867		$ 28,459
Gross profit	212	[2]	286	[2]	260	[2]	95	[2]	352	[2]	186	[2]	397	[2]	117	[2]
Income (loss) from continuing operations	(330)	[3]	(1,070)	[3]	68	[3]	(71)	[3]	81	[3]	132	[3]	128	[3]	(42)	[3]	(1,403)		299		(447)
Net income (loss)	(320)		(1,038)		(71)		(80)		118		172		176		(38)		(1,509)		428		(200)
Net income (loss) attributable to Sunoco, Inc. shareholders	$ (362)	[4]	$ (1,096)	[5]	$ (125)	[6]	$ (101)	[7]	$ 87	[8]	$ 65	[9]	$ 145	[10]	$ (63)	[11]	$ (1,684)		$ 234		$ (329)
Income (loss) from continuing operations	$ (3.48)	[3]	$ (9.86)	[3]	$ 0.14	[3]	$ (0.83)	[3]	$ 0.40	[3]	$ 0.23	[3]	$ 0.84	[3]	$ (0.54)	[3]	$ (13.64)		$ 0.94		$ (4.74)
Net income (loss)	$ (3.39)		$ (9.62)		$ (1.03)		$ (0.84)		$ 0.72		$ 0.54		$ 1.20		$ (0.53)		$ (14.55)		$ 1.95		$ (2.81)
Income (loss) from continuing operations	$ (3.48)		$ (9.86)		$ 0.14		$ (0.83)		$ 0.40		$ 0.23		$ 0.84		$ (0.54)		$ (13.64)		$ 0.94		$ (4.74)
Net income (loss)	$ (3.39)		$ (9.62)		$ (1.03)		$ (0.84)		$ 0.72		$ 0.54		$ 1.20		$ (0.53)		$ (14.55)		$ 1.95		$ (2.81)
Cash dividends per share of common stock	$ 0.15		$ 0.15		$ 0.15		$ 0.15		$ 0.15		$ 0.15		$ 0.15		$ 0.15		$ 0.60		$ 0.60		$ 1.20
Common stock price - high	$ 41,240,000	[12]	$ 43,430,000	[12]	$ 46,980,000	[12]	$ 46,620,000	[12]	$ 41,230,000	[12]	$ 37,960,000	[12]	$ 36,480,000	[12]	$ 30,980,000	[12]	$ 41,240,000	[12]	$ 41,230,000	[12]
Common stock price - low	$ 28,790,000	[12]	$ 27,360,000	[12]	$ 38,560,000	[12]	$ 38,420,000	[12]	$ 35,720,000	[12]	$ 32,000,000	[12]	$ 26,930,000	[12]	$ 24,640,000	[12]	$ 28,790,000	[12]	$ 35,720,000	[12]
Common stock price - end of period	$ 41,020,000	[12]	$ 31,010,000	[12]	$ 41,710,000	[12]	$ 45,590,000	[12]	$ 40,310,000	[12]	$ 36,500,000	[12]	$ 34,770,000	[12]	$ 29,710,000	[12]

[1]	Reflects decreases of $631 and $704 million for the quarters ended March 31 and June 30, 2011, respectively, and decreases of $576 and $626 million for the quarters ended March 31 and June 30, 2010, respectively, compared to amounts previously reported on Securities and Exchange Commission Form 10-Q. These changes are due to the treatment of the Frankford and Haverhill phenol chemicals operations that were sold during 2011 and the cokemaking operations that were spun off in January 2012 as discontinued operations. Also reflects decreases of $401 and $328 million for the quarters ended September 30, 2011 and 2010, respectively, due to the spin-off of the cokemaking operations in January 2012.
[2]	Gross profit equals sales and other operating revenue less cost of products sold; operating expenses; depreciation, depletion and amortization; and consumer excise, payroll and other applicable taxes.
[3]	Reflects increases of $9 and $139 million for the quarters ended March 31 and June 30, 2011, respectively, and decreases of $27 and $48 million for the quarters ended March 31 and June 30, 2010, respectively, compared to amounts previously reported on Securities and Exchange Commission Form 10-Q in income (loss) from continuing operations. Accordingly, reflects increases of $.01 and $1.17 per share of common stock for the quarters ended March 31 and June 30, 2011, respectively, and decreases of $.20 and $.36 per share of common stock for the quarters ended March 31 and June 30, 2010, respectively. These changes are due to the treatment of the Frankford and Haverhill phenol chemicals operations that were sold during 2011 and the cokemaking operations that were spun off in January 2012 as discontinued operations. Also reflects decreases of $12 and $37 million for the quarters ended September 30, 2011 and 2010, respectively, compared to amounts previously reported on Securities and Exchange Commission Form 10-Q in income (loss) from continuing operations, and corresponding decreases of $.06 and $.28 per share of common stock for the respective quarters then ended, due to the spin-off of the cokemaking operations in January 2012.
[4]	Includes a $374 million after-tax provision for asset write-downs and other matters, a $1 million after-tax loss related to prior divestments, a $12 million after-tax gain from the liquidation of LIFO inventories primarily related to the idling of the Marcus Hook refinery, and a $4 million tax provision adjustment related to the March 2010 sale of the discontinued polypropylene chemicals business.
[5]	Includes a $1,167 million after-tax provision for asset write-downs and other matters (including an $11 million after-tax gain attributable to a partial settlement of a low sulfur diesel credit liability related to the discontinued Tulsa refining operations), a $2 million after-tax loss related to the divestment of the Toledo refinery, and an $8 million after-tax gain related to the divestment of the discontinued Frankford chemicals facility.
[6]	Includes a $175 million after-tax provision for asset write-downs and other matters (including $171 million after tax attributable to the discontinued phenol chemicals operations), a $5 million after-tax loss related to the divestment of the Toledo refinery, and a $6 million after-tax gain from the remeasurement of pre-acquisition equity interests to fair value.
[7]	Includes a $4 million after-tax provision for asset write-downs and other matters, a $4 million after-tax gain related to the divestment of the Toledo refinery, a $26 million after-tax gain from the reduction of crude oil and refined product inventories at the Toledo refinery prior to the divestment, and a $5 million increase in deferred taxes due to apportionment changes resulting from the sale of the Toledo refinery.
[8]	Includes a $26 million after-tax provision for asset write-downs and other matters and a $100 million after-tax gain from the liquidation of LIFO inventories largely attributable to the permanent shutdown of the Eagle Point refinery.
[9]	Includes a $1 million after-tax gain related to asset write-downs and other matters and a $37 million after-tax gain from the remeasurement of pre-acquisition equity interests to fair value.
[10]	Includes a $13 million after-tax provision for asset write-downs and other matters.
[11]	Includes a $27 million after-tax provision for asset write-downs and other matters, a $44 million net after-tax loss related to the divestment of the discontinued polypropylene chemicals business, and a $9 million unfavorable tax adjustment related to the discontinued phenol chemicals operations.
[12]	The Company's common stock is principally traded on the New York Stock Exchange, Inc. under the symbol "SUN." The Company had approximately 18,300 holders of record of common stock as of January 31, 2012.